UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W. Mill Plain Blvd., Suite 204 Vancouver, WA	98660
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, DE 19901

(Name and address of agent for service)

With Copies To:

Marguerite Laurent

K&L Gates LLP

1601 K Street NW

Washington, DC 20006

Registrant's telephone number, including area code: 800-711-9164

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Leader Funds Trust (the “registrant”) for the period ended January 31, 2026 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Leader Funds Trust

Leader Capital High Quality Income Fund

Class A - LCATX (Unaudited)

Semi-Annual Report

January 31, 2026

This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Class A Shares, for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/.You can also request this information by contacting us at (800) 711-9164.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$65	1.27%

Fund Statistics
Total Net Assets	$1,240,539,348
Number of Portfolio Holdings	180
Investment Advisory Fees Paid	$4,038,510
Portfolio Turnover Rate	67.57%

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	52.99%
Government	21.19%
Mortgage-Backed Securities	15.32%
Energy	5.38%
Cash and Cash Equivalents	4.71%
Debt Fund	2.41%
Technology	1.41%
Financial	0.40%
Consumer, Cyclical	0.39%
Forest, Paper, & Wood Products	0.21%

Top Ten Holdings (as a % of Net Assets)
United States Treasury Bill, 0.00%, 06/04/2026	11.95%
United States Treasury Bill, 0.00%, 03/05/2026	9.24%
Fidelity Government Portfolio – Institutional Class	4.71%
Petroleos Mexicanos, 7.69%, 01/23/2050	3.64%
Leader Short Term High Yield Bond Fund	2.41%
NGC 2024-I Ltd.	1.95%
Black Diamond CLO 2024-1 Ltd.	1.54%
PGA Trust 2024-RSR2	1.49%
OFSI BSL CLO XIII Ltd.	1.46%
Oracle Corp.	1.41%

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust

Leader Capital Short Term High Yield Bond Fund

Institutional Class (LCCIX) (Unaudited)

Semi-Annual Report

January 31, 2026

This semi-annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund (the “Fund”), Institutional Class Shares, for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$70	1.35%

Fund Statistics
Total Net Assets	$181,507,421
Number of Portfolio Holdings	74
Investment Advisory Fees Paid	$508,963
Portfolio Turnover Rate	46.33%

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	81.70%
Financials	4.28%
Energy	3.98%
Cash and Cash Equivalents	3.74%
Mortgage-Backed Securities	2.67%
Consumer, Cyclical	2.63%
Government	0.28%

Top Ten Holdings (as a % of Net Assets)
Petroleos Mexicanos	3.98%
Fidelity Government Portfolio – Institutional Class	3.74%
Octagon 69 Ltd.	3.35%
OZLM XIV Ltd.	2.92%
Flagstar Bank NA	2.78%
HONO 2021-LULU Mortgage Trust	2.67%
Rivian Automotive, Inc.	2.63%
Rockford Tower CLO 2021-3 Ltd.	2.47%
Madison Park Funding LV Ltd.	2.46%
Allegro CLO V-S Ltd.	2.46%

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust

Leader Capital Short Term High Yield Bond Fund

Investor Class (LCCMX) (Unaudited)

Semi-Annual Report

January 31, 2026

This semi-annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund (the “Fund”), Investor Class Shares, for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/.You can also request this information by contacting us at (800) 711-9164.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$96	1.85%

Fund Statistics
Total Net Assets	$181,507,421
Number of Portfolio Holdings	74
Investment Advisory Fees Paid	$508,963
Portfolio Turnover Rate	46.33%

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	81.70%
Financials	4.28%
Energy	3.98%
Cash and Cash Equivalents	3.74%
Mortgage-Backed Securities	2.67%
Consumer, Cyclical	2.63%
Government	0.28%

Top Ten Holdings (as a % of Net Assets)
Petroleos Mexicanos	3.98%
Fidelity Government Portfolio – Institutional Class	3.74%
Octagon 69 Ltd.	3.35%
OZLM XIV Ltd.	2.92%
Flagstar Bank NA	2.78%
HONO 2021-LULU Mortgage Trust	2.67%
Rivian Automotive, Inc.	2.63%
Rockford Tower CLO 2021-3 Ltd.	2.47%
Madison Park Funding LV Ltd.	2.46%
Allegro CLO V-S Ltd.	2.46%

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust

Leader Capital High Quality Income Fund

Institutional Class (LCTIX) (Unaudited)

Semi-Annual Report

January 31, 2026

This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Institutional Class Shares, for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/.You can also request this information by contacting us at (800) 711-9164.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$52	1.02%

Fund Statistics
Total Net Assets	$1,240,539,348
Number of Portfolio Holdings	180
Investment Advisory Fees Paid	$4,038,510
Portfolio Turnover Rate	67.57%

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	52.99%
Government	21.19%
Mortgage-Backed Securities	15.32%
Energy	5.38%
Cash and Cash Equivalents	4.71%
Debt Fund	2.41%
Technology	1.41%
Financial	0.40%
Consumer, Cyclical	0.39%
Forest, Paper, & Wood Products	0.21%

Top Ten Holdings (as a % of Net Assets)
United States Treasury Bill, 0.00%, 06/04/2026	11.95%
United States Treasury Bill, 0.00%, 03/05/2026	9.24%
Fidelity Government Portfolio – Institutional Class	4.71%
Petroleos Mexicanos, 7.69%, 01/23/2050	3.64%
Leader Short Term High Yield Bond Fund	2.41%
NGC 2024-I Ltd.	1.95%
Black Diamond CLO 2024-1 Ltd.	1.54%
PGA Trust 2024-RSR2	1.49%
OFSI BSL CLO XIII Ltd.	1.46%
Oracle Corp.	1.41%

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust

Leader Capital High Quality Income Fund

Investor Class (LCTRX) (Unaudited)

Semi-Annual Report

January 31, 2026

This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Investor Class Shares, for the period of August 1, 2025 to January 31, 2026. You can find additional information at www.leadercapital.com/mutual-funds/resources-info/.You can also request this information by contacting us at (800) 711-9164.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$71	1.40%

Fund Statistics
Total Net Assets	$1,240,539,348
Number of Portfolio Holdings	180
Investment Advisory Fees Paid	$4,038,510
Portfolio Turnover Rate	67.57%

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	52.99%
Government	21.19%
Mortgage-Backed Securities	15.32%
Energy	5.38%
Cash and Cash Equivalents	4.71%
Debt Fund	2.41%
Technology	1.41%
Financial	0.40%
Consumer, Cyclical	0.39%
Forest, Paper, & Wood Products	0.21%

Top Ten Holdings (as a % of Net Assets)
United States Treasury Bill, 0.00%, 06/04/2026	11.95%
United States Treasury Bill, 0.00%, 03/05/2026	9.24%
Fidelity Government Portfolio – Institutional Class	4.71%
Petroleos Mexicanos, 7.69%, 01/23/2050	3.64%
Leader Short Term High Yield Bond Fund	2.41%
NGC 2024-I Ltd.	1.95%
Black Diamond CLO 2024-1 Ltd.	1.54%
PGA Trust 2024-RSR2	1.49%
OFSI BSL CLO XIII Ltd.	1.46%
Oracle Corp.	1.41%

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in semi-annual financial statements and additional information filed under item 7 of this form.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies:

Leader Capital Short Term High Yield Bond Fund

Investor Class Shares (Ticker Symbol: LCCMX)
Institutional Class Shares (Ticker Symbol: LCCIX)

Leader Capital High Quality Income Fund

Investor Class Shares (Ticker Symbol: LCTRX)
Institutional Class Shares (Ticker Symbol: LCTIX)
Class A Shares (Ticker Symbol: LCATX)

Series of the
Leader Funds Trust

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

January 31, 2026

Investment Adviser:

Leader Capital Corp.

315 W. Mill Plain Blvd., Suite 204

Vancouver, WA 98660

1-800-711-9164

www.leadercapital.com

Distributed by Matrix 360 Distributors, LLC
Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds’ financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Other Information, delivered free of charge, and filed with the SEC.

TABLE OF CONTENTS

Schedules of Investments	1
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	17
Notes to the Financial Statements	22
Other Information	32

The accompanying notes are an integral part of these financial statements.

Leader Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Shares				Fair Value
	COMMON STOCK - 0.82%
	Diversified Financial Services - 0.82%
177,837	BRC Group Holdings, Inc.(i)			$1,486,717

	TOTAL COMMON STOCK (Cost $973,372)			1,486,717

		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK - 0.68%
	Diversified Financial Services - 0.68%
54,941	BRC Group Holdings, Inc.(c)	6.000	1/31/2028	948,282
18,818	BRC Group Holdings, Inc.(c)	5.250	8/31/2028	293,561
	TOTAL PREFERRED STOCK (Cost $1,269,289)			1,241,843

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 84.37%
	Commercial Mortgage-Backed Securities - 2.67%
$5,000,000	HONO 2021-LULU Mortgage Trust(e)(f)	2021-LULU	Class F	8.195	10/15/36	4,841,057

	Collateralized Loan Obligations - 81.70%
1,000,000	1828 CLO Ltd.(e)(f)	2016-1A	Class DR	10.524	10/15/31	1,003,740
4,500,000	AB BSL CLO 3 Ltd(e)(f)	2021-3A	Class ER	8.768	4/20/2038	4,436,037
3,000,000	AGL CLO 3 Ltd.(e)(f)	2020-3A	Class ER	8.922	4/15/2038	2,852,290
4,900,000	Allegro CLO V-S Ltd.(e)(f)	2024-2A	Class E	11.168	7/24/2037	4,458,779
2,500,000	Allegro CLO X Ltd.(e)(f)	2019-1A	Class E	10.809	4/20/2032	2,377,360
4,000,000	Bain Capital Credit CLO 2019-1(e)(f)	2019-1A	Class ER	10.939	4/19/2034	3,978,244
1,000,000	Ballyrock CLO 18 Ltd.(e)(f)	2021-18A	Class DR	9.422	4/15/2038	992,601
1,275,000	Battalion CLO XV Ltd.(e)(f)	2020-15A	Class E	10.279	1/17/2033	1,214,448
2,500,000	Battalion CLO XXII Ltd.(e)(f)	2021-22A	Class E	10.879	1/20/2035	2,158,111
3,390,000	BlueMountain CLO XXIX Ltd.(e)(f)	2020-29A	Class ER	10.790	7/25/2034	3,313,831
3,750,000	BlueMountain CLO XXXV Ltd.(e)(f)	2022-35A	Class E1R	11.744	10/22/2037	3,799,546
3,000,000	Bryant Park Funding 2024-24 Ltd.(e)(f)	2024-24A	Class E	10.312	10/15/2037	3,025,459
2,500,000	Canyon Capital CLO 2018-1 Ltd.(e)(f)	2018-1A	Class E	9.684	7/15/2031	2,496,116
2,060,000	Canyon Capital CLO 2021-1 Ltd.(e)(f)	2021-1A	Class E	10.344	4/15/2034	2,007,227
3,500,000	Carlyle Global Market Strategies CLO 2016-3 Ltd.(e)(f)	2016-3A	Class ERR	10.929	7/20/2034	3,450,298
1,000,000	Cathedral Lake VIII Ltd.(e)(f)	2021-8A	Class E	11.419	1/20/2035	988,070
3,250,000	Cedar Funding IV CLO Ltd.(e)(f)	2014-4A	Class ER3	10.341	1/23/2038	3,168,782
4,000,000	Cedar Funding VIII CLO Ltd.(e)(f)	2017-8A	Class ERR	10.088	1/17/2038	3,920,042
1,000,000	Columbia Cent CLO 31 Ltd.(e)(f)	2021-31A	Class E	10.218	4/20/2034	965,679
2,500,000	Columbia Cent CLO 33 Ltd.(e)(f)	2024-33A	Class E	10.828	4/20/2037	2,531,900
4,000,000	Crown City CLO II(e)(f)	2020-2A	Class DR	10.780	4/20/2035	3,950,472
500,000	Dryden 37 Senior Loan Fund(e)(f)	2015-37A	Class ER	9.084	1/15/2031	463,705
1,375,000	Dryden 42 Senior Loan Fund(e)(f)	2016-42A	Class ERR	10.172	7/15/2037	1,373,700
1,650,000	Dryden 60 CLO Ltd.(e)(f)	2018-60A	Class E	9.534	7/15/2031	1,654,311
2,000,000	Dryden 68 CLO Ltd.(e)(f)	2019-68A	Class ER	10.684	7/15/2035	1,939,183
2,000,000	Dryden 78 CLO Ltd.(e)(f)	2020-78A	Class E2R	10.298	4/17/2037	2,011,874

The accompanying notes are an integral part of these financial statements.

Leader Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 84.37% (continued)
	Collateralized Loan Obligations - 81.70% (continued)
$4,000,000	Dryden 95 CLO Ltd.(e)(f)	2021-95A	Class E	10.301	8/20/2034	$3,896,384
4,000,000	Elevation CLO 2021-12 Ltd.(e)(f)	2021-12A	Class ER	11.148	4/20/2037	3,970,019
2,000,000	Fortress Credit BSL XIII Ltd.(e)(f)	2021-2A	Class E	10.839	7/20/2034	1,978,220
2,000,000	Gallatin CLO VIII 2017-1 Ltd.(e)(f)	2017-1A	Class ER	10.854	7/15/2031	1,902,876
3,700,000	Invesco CLO 2022-1 Ltd.(e)(f)	2022-1A	Class E	9.968	4/20/2035	3,650,979
2,000,000	Jefferson Mill CLO Ltd.(e)(f)	2015-1A	Class ER	10.379	10/20/2031	1,880,991
3,250,000	LCM 34 Ltd.(e)(f)	34A	Class E	10.469	10/20/2034	2,735,198
1,000,000	LCM 37 Ltd.(e)(f)	37A	Class E	11.302	4/15/2034	865,836
2,000,000	Madison Park Funding LI Ltd.(e)(f)	2021-51A	Class ER	9.668	10/19/2038	1,977,296
4,455,000	Madison Park Funding LV Ltd.(e)(f)	2022-55A	Class ER	9.668	7/18/2037	4,471,173
1,004,000	Marble Point CLO XXII Ltd.(e)(f)	2021-2A	Class E	11.320	7/25/2034	971,251
2,000,000	Morgan Stanley Eaton Vance CLO 2023-19 Ltd.(e)(f)	2023-19A	Class ER	9.172	7/15/2038	1,959,363
2,000,000	Mountain View CLO XIV Ltd.(e)(f)	2019-1A	Class ER	11.294	10/15/2034	1,929,912
3,000,000	Mountain View CLO XV Ltd.(e)(f)	2019-2A	Class ER	11.742	7/15/2037	2,940,031
6,000,000	Octagon 69 Ltd.(e)(f)	2024-3A	Class E	9.568	7/24/2037	6,080,632
4,000,000	Octagon Investment Partners 50 Ltd.(e)(f)	2020-4A	Class ER	10.734	1/15/2035	3,777,090
2,000,000	Orion CLO 2024-3 Ltd.(e)(f)	2024-3A	Class E	9.968	7/25/2037	2,036,389
3,000,000	OZLM VI Ltd.(e)(f)	2014-6A	Class DS	9.979	4/17/2031	2,771,436
5,281,500	OZLM XIV Ltd.(e)(f)	2015-14A	Class DR3	11.822	1/15/2038	5,291,473
1,500,000	OZLM XIX Ltd.(e)(f)	2017-19A	Class DR	11.564	1/15/2035	1,475,782
4,000,000	Parallel 2021-2 Ltd.(e)(f)	2021-2A	Class D	11.129	10/20/2034	4,011,123
1,000,000	Park Avenue Institutional Advisers CLO Ltd. 2022-1(e)(f)	2022-1A	Class D	10.958	4/20/2035	996,055
2,000,000	PPM CLO 5 Ltd.(e)(f)	2021-5A	Class E	10.429	10/18/2034	1,721,280
1,500,000	Rad CLO 16 Ltd.(e)(f)	2022-16A	Class ER	10.172	7/15/2037	1,450,147
4,675,000	Rockford Tower CLO 2021-3 Ltd.(e)(f)	2021-3A	Class ER	11.092	1/15/2038	4,474,343
2,000,000	Rockford Tower CLO 2025-1 Ltd.(e)(f)	2025-1A	Class E	9.272	3/31/2038	2,017,039
2,000,000	Sixth Street CLO XXVI Ltd.(e)(f)	2024-26A	Class E	9.318	10/18/2037	2,017,371
2,000,000	Symphony CLO XXXI Ltd.(e)(f)	2022-31A	Class ER	8.669	1/22/2038	1,900,409
2,500,000	TCW CLO 2021-1 Ltd.(e)(f)	2021-1A	Class ER1	10.418	1/20/2038	2,468,972
2,000,000	THL Credit Wind River 2017-1 CLO Ltd.(e)(f)	2017-1A	Class ER	10.989	4/18/2036	1,953,368
1,750,000	Trinitas CLO XI Ltd.(e)(f)	2019-11A	Class ER	11.204	7/15/2034	1,676,041
500,000	Voya CLO 2019-2 Ltd.(e)(f)	2019-2A	Class E	10.529	7/20/2032	502,515
2,000,000	Voya CLO 2020-1 Ltd.(e)(f)	2020-1A	Class ER	10.283	7/16/2034	2,001,423
						148,284,222

	TOTAL ASSET-BACKED SECURITIES (Cost $153,972,380)					153,125,279

The accompanying notes are an integral part of these financial statements.

Leader Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Principal Amount		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 9.39%
	Automotive Manufacturers - 2.63%
5,000,000	Rivian Automotive, Inc.		3.625	10/15/2030	$4,787,500

	Banks - 0.00%
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC - Ireland(a)(b)(d)(g)(i)(j)	H15T10Y+8.067%	9.500	Perpetual	—

	Oil & Gas - 3.98%
8,000,000	Petroleos Mexicanos - Mexico		7.690	1/23/2050	7,220,000

	Savings & Loans - 2.78%
5,250,000	Flagstar Bank NA(f)		6.928	11/6/28	5,043,544

	TOTAL CORPORATE BONDS (Cost $18,606,236)				17,051,044

	NON U.S. GOVERNMENT AGENCIES - 0.28%

	Sovereign - 0.28%
336,515	Ukraine Government International Bond(e)(g)		4.500	2/1/2029	262,061
144,220	Ukraine Government International Bond(e)(g)		4.500	2/1/2034	91,219
26,260	Ukraine Government International Bond(e)(g)(i)		0.000	2/1/2030	16,642
98,130	Ukraine Government International Bond(e)(g)(i)		0.000	2/1/2034	48,329
82,926	Ukraine Government International Bond(e)(g)(i)		0.000	2/1/2035	46,853
69,105	Ukraine Government International Bond(e)(g)(i)		0.000	2/1/2036	38,958

	TOTAL NON U.S. GOVERNMENT AGENCIES (Cost $919,024)				504,062

Shares		Fair Value
	SHORT-TERM INVESTMENT - 3.74%
6,792,171	Fidelity Government Portfolio - Institutional Class, 3.61%(h)	$6,792,171

	TOTAL SHORT-TERM INVESTMENT (Cost $6,792,171)	6,792,171

	TOTAL INVESTMENTS (Cost $182,532,472) - 99.28%	$180,201,116

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.72%	1,306,305

	NET ASSETS - 100%	$181,507,421

The following abbreviations are used in this portfolio:

CLO - Collateralized Loan Obligation

DAC - Designated Activity Company

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

Ltd. - Limited Company

NA - National Association

PJSC - Public Joint-Stock Company

The accompanying notes are an integral part of these financial statements.

Leader Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

(a)The Liquidity Administrator has determined that these securities are illiquid. As of January 31, 2026, these securities amounted to $0 or 0% of net assets.

(b)The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees. See Notes 2 and 13 to the Notes to the Financial Statements.

(c)Rate shown represents the dividend rate as of January 31, 2026

(d)Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.

(e)Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the total market value of 144A securities is $153,629,341 or 84.65% of net assets.

(f)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)Variable rate security; the rate shown represents the rate as of January 31, 2026.

(h)Rate disclosed is the seven day effective yield as of January 31, 2026.

(i)Non-income producing security.

(j)Security is in default.

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Shares		Fair Value
	PREFERRED STOCK - 0.21%
	Forestry, Paper, & Wood Products - 0.21%
6,504,248	Boxabl, Inc.(a)(b)(c)(d)	$2,666,742

	TOTAL PREFERRED STOCK (Cost $411,069)	2,666,742

	MUTUAL FUND - 2.41%
	Debt Funds - 2.41%
3,617,067	Leader Short Term High Yield Bond Fund - Institutional Class	29,913,147

	TOTAL MUTUAL FUND (Cost $28,795,346)	29,913,147

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 68.31%
	Commercial Mortgage-Backed Securities - 15.32%
$1,000,000	A10 2025-FL6 Issuer, LLC(d)(e)	2025-FL6	Class A	5.215	5/15/2042	1,001,531
2,500,000	ACREC 2026-FL4, LLC(d)(e)	2026-FL4	Class B	5.600	1/18/2043	2,505,837
1,000,000	ACREC 2026-FL4, LLC(d)(e)	2026-FL4	Class C	5.800	1/18/2043	1,001,648
3,000,000	BAMLL Trust 2024-BHP(d)(e)	2024-BHP	Class B	6.580	8/15/2039	3,026,262
7,875,000	BRSP 2024-FL2 Ltd.(d)(e)	2024-FL2	Class C	7.218	8/19/2037	7,840,218
959,180	BX Commercial Mortgage Trust 2024-AIR2(d)(e)	2024-AIR2	Class C	5.922	10/15/2041	965,189
2,000,000	BX Trust 2025-DELC(d)(e)	2025-DELC	Class C	5.880	12/15/2042	2,032,095
2,000,000	BX Trust 2025-DELC(d)(e)	2025-DELC	Class D	6.280	12/15/2042	2,034,558
2,000,000	BX Trust 2025-GW(d)(e)	2025-GW	Class C	5.780	7/15/2042	2,012,191
7,000,000	BX Trust 2025-VOLT(d)(e)	2025-VOLT	Class B	5.780	12/15/2044	7,050,280
11,000,000	BXMT 2026-FL6 Ltd.(d)(e)	2026-FL6	Class A	5.150	8/19/2043	11,000,000
9,000,000	CONE Trust 2024-DFW1(d)(e)	2024-DFW1	Class D	6.720	8/15/2041	8,976,007
7,572,000	FS Rialto 2024-FL9 Issuer, LLC(d)(e)	2024-FL9	Class C	6.320	10/19/2039	7,579,683
3,437,000	Greystone CRE Notes 2024-HC3(d)(e)	2024-HC3	Class B	7.313	3/15/2041	3,409,311
5,156,000	Greystone CRE Notes 2024-HC3(d)(e)	2024-HC3	Class C	8.112	3/15/2041	5,171,276
1,000,000	Greystone CRE Notes 2025-FL4, LLC(d)(e)	2025-FL4	Class B	6.269	1/15/2043	1,005,707
2,000,000	Greystone CRE Notes 2025-FL4, LLC(d)(e)	2025-FL4	Class C	6.568	1/15/2043	2,011,111
9,756,028	HIH Trust 2024-61P(d)(e)	2024-61P	Class B	6.021	10/15/2041	9,798,896
13,658,439	HIH Trust 2024-61P(d)(e)	2024-61P	Class C	6.521	10/15/2041	13,729,433
4,525,000	HONO 2021-LULU Mortgage Trust(d)(e)	2021-LULU	Class C	5.645	10/15/2036	4,489,736
6,000,000	HYT Commercial Mortgage Trust 2024-RGCY(d)(e)	2024-RGCY	Class C	6.520	9/15/2041	6,030,871
3,000,000	LoanCore 2025 2025-CRE8 Issuer, LLC(d)(e)	2025-CRE8	Class E	7.165	8/17/2042	2,972,244
16,600,000	LSTR Trust 2026-HTL6(d)(e)	2026-HTL6	Class A	5.170	12/15/2040	16,600,000
3,006,000	MF1 2021-FL7 Ltd.(d)(e)	2021-FL7	Class C	5.840	10/16/2036	3,017,159
5,000,000	MF1 2021-FL7 Ltd.(d)(e)	2021-FL7	Class E	6.590	10/16/2036	4,926,434
1,500,000	MF1 2024-FL15(d)(e)	2024-FL15	Class B	6.166	8/18/2041	1,508,371
3,000,000	MF1 2024-FL15(d)(e)	2024-FL15	Class C	6.615	8/18/2041	3,022,288
5,437,000	MF1 2025-FL19, LLC(d)(e)	2025-FL19	Class B	6.017	5/18/2042	5,456,650
8,000,000	MF1 2025-FL19, LLC(d)(e)	2025-FL19	Class C	6.516	5/18/2042	8,031,062
12,000,000	MF1 2026-FL21, LLC(d)(e)	2026-FL21	Class A	5.030	2/18/2041	12,000,000
5,000,000	NYCT Trust 2024-3ELV(d)(e)	2024-3ELV	Class C	6.520	8/15/2029	5,056,343

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 68.31% (continued)
	Commercial Mortgage-Backed Securities - 15.32% (continued)
$1,000,000	PFP 2026-13 Ltd.(d)(e)	2026-13	Class B	5.600	8/18/2043	$1,003,519
1,000,000	PFP 2026-13 Ltd.(d)(e)	2026-13	Class C	5.750	8/18/2043	1,003,510
18,410,000	PGA Trust 2024-RSR2(d)(e)	2024-RSR2	Class C	6.470	6/15/2039	18,461,268
2,500,000	SG Commercial Mortgage Securities Trust 2016-C5(e)	2016-C5	Class C	4.819	10/10/2048	2,336,460
2,000,000	SWCH Commercial Mortgage Trust 2025-DATA(d)(e)	2025-DATA	Class E	7.020	2/15/2042	2,010,010
						190,077,158
	Collateralized Loan Obligations - 52.99%
4,000,000	AB BSL CLO 5 Ltd.(d)(e)	2024-5A	Class D2	7.718	1/20/2038	4,020,560
3,305,000	AGL CLO 35 Ltd.(d)(e)	2024-35A	Class C	5.570	1/21/2038	3,316,719
3,000,000	Allegro CLO XIX Ltd.(d)(e)	2025-1A	Class C	5.618	4/17/2038	3,010,834
2,000,000	Allegro CLO XV Ltd.(d)(e)	2022-1A	Class C2R	6.168	4/20/2038	2,011,841
4,000,000	Allegro CLO XV Ltd.(d)(e)	2022-1A	Class D2R	7.668	4/20/2038	3,976,950
1,000,000	AMMC CLO 26 Ltd.(d)(e)	2023-26A	Class CR	5.872	4/15/2036	1,003,931
3,795,000	Apex Credit CLO 12 Ltd.(d)(e)	2025-12A	Class C1	5.918	4/20/2038	3,813,108
10,000,000	Apex Credit CLO 12 Ltd.(d)(e)	2025-12A	Class D2	7.918	4/20/2038	9,931,530
6,000,000	APIDOS CLO XLI Ltd.(d)(e)	2022-41A	Class CR	5.618	10/20/2037	6,024,251
4,000,000	Athena CLO III, LLC(d)(e)	2024-3A	Class B	6.418	4/20/2036	4,004,302
6,000,000	Athena CLO III, LLC(d)(e)	2024-3A	Class C	7.168	4/20/2036	6,043,104
6,000,000	Atlantic Avenue 2024-2 Ltd.(d)(e)	2024-2A	Class C	6.768	4/20/2037	6,059,752
1,750,000	Bain Capital Credit CLO 2022-3 Ltd.(d)(e)	2022-3A	Class CR	5.570	7/17/2035	1,753,529
2,000,000	Bain Capital Credit CLO 2023-4 Ltd.(d)(e)	2023-4A	Class CR	5.580	1/21/2039	2,006,154
3,000,000	Ballyrock CLO 25 Ltd.(d)(e)	2023-25A	Class C2R	7.418	1/25/2038	2,964,794
5,000,000	Ballyrock CLO 32 Ltd.(d)(e)	2025-32A	Class A1A	4.879	1/25/2039	5,002,759
8,000,000	Barings CLO Ltd. 2019-II(d)(e)	2019-2A	Class D2RR	7.922	1/15/2038	8,084,500
10,000,000	Barings CLO Ltd. 2021-III(d)(e)	2021-3A	Class CR	5.568	1/18/2035	10,019,360
1,000,000	Battalion CLO 18 Ltd.(d)(e)	2020-18A	Class DR	7.384	10/15/2036	967,766
2,000,000	Battalion CLO XIX Ltd.(d)(e)	2021-19A	Class B	5.534	4/15/2034	2,006,189
2,000,000	Battalion CLO XX Ltd.(d)(e)	2021-20A	Class D2R	7.822	4/15/2038	1,988,698
3,125,000	Benefit Street Partners CLO Ltd.(d)(e)	2015-6BR	Class D2R	7.418	4/20/2038	3,141,397
4,050,000	Benefit Street Partners CLO XIV Ltd.(d)(e)	2018-14A	Class CR	5.668	10/20/2037	4,068,647
5,000,000	Birch Grove CLO 2 Ltd.(d)(e)	2021-2A	Class C1R	5.718	10/19/2037	5,022,993
2,110,000	Birch Grove CLO 9 Ltd.(d)(e)	2024-9A	Class C	5.669	10/22/2037	2,119,719
19,000,000	Black Diamond CLO 2024-1 Ltd.(d)(e)	2024-1A	Class C1	6.018	10/25/2037	19,118,915
12,500,000	BlackRock Shasta CLO XIII, LLC(d)(e)	2024-1A	Class C	6.722	7/15/2036	12,572,722
2,400,000	BlueMountain CLO 2016-3 Ltd.(d)(e)	2016-3A	Class CR	6.313	11/15/2030	2,408,237
1,000,000	BlueMountain CLO XXII Ltd.(d)(e)	2018-22A	Class C	5.884	7/15/2031	1,004,619
8,000,000	Brightwood Capital MM CLO 2024-2 Ltd.(d)(e)	2024-2A	Class C	7.522	4/15/2036	8,072,344
5,000,000	Bryant Park Funding 2024-25 Ltd.(d)(e)	2024-25A	Class D2	7.668	1/18/2038	4,987,726
5,000,000	Canyon CLO 2025-1 Ltd.(d)(e)	2025-1A	Class D2	7.572	4/15/2038	5,024,169
2,000,000	Capital Four U.S. CLO III Ltd.(d)(e)	2022-2A	Class C1R	5.870	4/21/2038	2,011,232
5,000,000	Capital Four U.S. CLO III Ltd.(d)(e)	2022-2A	Class D2R	7.670	4/21/2038	4,857,929
3,750,000	Carlyle U.S. CLO 2021-7 Ltd.(d)(e)	2021-7A	Class D2R	7.672	4/15/2040	3,740,243
13,500,000	Carlyle U.S. CLO 2022-6 Ltd.(d)(e)	2022-6A	Class CR2	5.418	10/25/2038	13,533,577

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 68.31% (continued)
	Collateralized Loan Obligations - 52.99% (continued)
$4,000,000	Carlyle U.S. CLO 2023-2 Ltd.(d)(e)	2023-2A	Class CR	5.568	7/20/2038	$4,014,719
3,000,000	CarVal CLO IX-C Ltd.(d)(e)	2024-1A	Class C	6.168	4/20/2037	3,024,058
7,000,000	Cedar Funding XII CLO Ltd.(d)(e)	2020-12A	Class CRR	5.568	1/25/2038	7,024,876
6,000,000	CFIP CLO 2017-1 Ltd.(d)(e)	2017-1A	Class CR	6.529	10/18/2034	6,033,304
2,000,000	Churchill NCDLC CLO-III, LLC(d)(e)	2024-1A	Class B	6.318	4/20/2036	2,002,263
4,000,000	CIFC Funding 2014-II-R Ltd.(d)(e)	2014-2RA	Class D2AR	8.668	10/24/2037	4,040,691
6,500,000	CIFC Funding 2018-I Ltd.(d)(e)	2018-1A	Class D1R	6.468	1/18/2038	6,541,510
2,000,000	CIFC Funding 2024-III Ltd.(d)(e)	2024-3A	Class C	5.870	7/21/2037	2,011,142
2,500,000	Columbia Cent CLO 32 Ltd.(d)(e)	2022-32A	Class C1R2	5.768	7/24/2034	2,507,520
7,000,000	Columbia Cent CLO 33 Ltd.(d)(e)	2024-33A	Class C1	6.368	4/20/2037	7,044,833
2,000,000	Crown City CLO IV(d)(e)	2022-4A	Class B1R	6.468	4/20/2037	2,013,818
3,500,000	Dryden 42 Senior Loan Fund(d)(e)	2016-42A	Class D1BR	8.172	7/15/2037	3,535,154
2,625,000	Dryden 42 Senior Loan Fund(d)(e)	2016-42A	Class D2RR	8.772	7/15/2037	2,650,964
1,000,000	Dryden 49 Senior Loan Fund(d)(e)	2017-49A	Class CR	5.979	7/18/2030	1,004,770
1,000,000	Dryden 60 CLO Ltd.(d)(e)	2018-60A	Class C	5.984	7/15/2031	1,004,662
6,600,000	Dryden 93 CLO Ltd.(d)(e)	2021-93A	Class D2R	7.772	1/15/2038	6,555,557
4,100,000	Elevation CLO 2020-11 Ltd.(d)(e)	2020-11A	Class D1BR	8.672	10/15/2037	4,141,540
16,000,000	Elevation CLO 2025-18 Ltd.(d)(e)	2025-18A	Class D1	6.618	3/28/2038	16,066,838
9,000,000	Elevation CLO 2025-18 Ltd.(d)(e)	2025-18A	Class D2	7.668	3/28/2038	9,026,777
3,000,000	Elevation CLO 2026-19 Ltd.(d)(e)(g)	2026-19A	Class A1	0.000	3/31/2038	3,000,000
5,000,000	Elmwood CLO 39 Ltd.(d)(e)	2025-2A	Class D2	7.218	4/17/2038	5,002,445
3,750,000	Elmwood CLO VII Ltd.(d)(e)	2020-4A	Class CRR	5.668	10/17/2037	3,768,598
2,500,000	Elmwood CLO XI Ltd.(d)(e)	2021-4A	Class D2R	7.368	1/20/2038	2,512,947
1,100,000	Gallatin CLO XI 2024-1 Ltd.(d)(e)	2024-1A	Class C	5.968	10/20/2037	1,106,881
9,000,000	Golub Capital Partners CLO 71 M(d)(e)	2024-71A	Class B	6.465	2/9/2037	9,010,105
15,000,000	Golub Capital Partners CLO 71 M(d)(e)	2024-71A	Class C	7.115	2/9/2037	15,095,490
10,000,000	Hayfin US XV Ltd.(d)(e)	2024-15A	Class C	6.371	4/28/2037	10,064,224
3,000,000	HPS Loan Management 2024-20 Ltd.(d)(e)	2024-20A	Class C	5.868	7/25/2037	3,016,749
1,000,000	ICG US CLO 2020-1 Ltd.(d)(e)	2020-1A	Class DR	7.529	1/20/2035	1,001,883
10,000,000	Invesco U.S. CLO 2023-3 Ltd.(d)(e)	2023-3A	Class CR	5.572	7/15/2038	10,042,489
13,500,000	Invesco U.S. CLO 2023-4 Ltd.(d)(e)	2023-4A	Class CR	5.518	1/18/2039	13,500,000
8,000,000	Kennedy Lewis CLO 4 Ltd.(d)(e)	4A	Class D2RR	8.468	7/20/2037	7,937,830
600,000	KKR CLO 49 Ltd.(d)(e)	49A	Class D1R	6.968	10/20/2037	601,499
6,600,000	LCM 26 Ltd.(d)(e)	26A	Class C	5.729	1/20/2031	6,628,065
3,500,000	LCM 30 Ltd.(d)(e)	30A	Class CR	5.929	4/20/2031	3,516,527
3,600,000	LCM 40 Ltd.(d)(e)	40A	Class D2R	8.602	1/15/2038	3,508,455
1,250,000	LCM XVI LP(d)(e)	16A	Class CR2	6.084	10/15/2031	1,255,882
3,000,000	LCM XVII LP(d)(e)	17A	Class CRR	6.034	10/15/2031	3,013,983
5,000,000	LCM XVIII LP(d)(e)	18A	Class CR	5.779	4/20/2031	5,021,354
10,000,000	Madison Park Funding LXII Ltd.(d)(e)	2022-62A	Class CR2	5.671	7/16/2038	10,042,826
2,000,000	Madison Park Funding LXIX Ltd.(d)(e)	2024-69A	Class D2	8.418	7/25/2037	2,020,040

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 68.31% (continued)
	Collateralized Loan Obligations - 52.99% (continued)
$11,000,000	Madison Park Funding XXXVI Ltd.(d)(e)	2019-36A	Class D2RR	7.372	4/15/2035	$10,907,307
1,500,000	Magnetite XLI Ltd.(d)(e)	2024-41A	Class D2	7.518	1/25/2038	1,516,065
1,515,000	Magnetite XXXIV Ltd.(d)(e)	2023-34A	Class D2R	7.222	1/15/2038	1,515,822
3,000,000	Magnetite XXXVIII Ltd.(d)(e)	2024-38A	Class C	6.072	4/15/2037	3,019,337
7,500,000	Marble Point CLO XVIII Ltd.(d)(e)	2020-2A	Class CR2	5.672	3/15/2038	7,528,958
10,400,000	Nassau 2018-II Ltd.(d)(e)	2018-IIA	Class C	6.484	10/15/2031	10,450,728
1,000,000	Neuberger Berman CLO XXI Ltd.(d)(e)	2016-21A	Class D2R3	7.618	1/20/2039	1,000,585
1,000,000	Neuberger Berman CLO XXII Ltd.(d)(e)	2016-22A	Class D2R2	8.418	4/15/2038	1,009,782
2,500,000	Neuberger Berman Loan Advisers CLO 26 Ltd.(d)(e)	2017-26A	Class D2R	8.018	10/18/2038	2,525,816
2,500,000	Newark BSL CLO 2 Ltd.(d)(e)	2017-1A	Class BR	5.680	7/25/2030	2,511,935
24,000,000	NGC 2024-I Ltd.(d)(e)	2024-1A	Class C	6.318	7/20/2037	24,145,003
2,000,000	NGC 2024-I Ltd.(d)(e)	2024-1A	Class D1	7.868	7/20/2037	2,020,278
1,200,000	NGC CLO 2 Ltd.(d)(e)	2025-2A	Class C1	5.868	4/20/2038	1,210,049
12,000,000	Northwoods Capital 22 Ltd.(d)(e)	2020-22A	Class CRR	6.556	9/16/2031	12,081,701
12,200,000	Northwoods Capital XI-B Ltd.(d)(e)	2018-11BA	Class CR	6.168	7/19/2037	12,287,276
5,589,000	Oaktree CLO 2019-2 Ltd.(d)(e)	2019-2A	Class BRR	5.872	10/15/2037	5,620,847
4,000,000	Oaktree CLO 2023-2 Ltd.(d)(e)	2023-2A	Class CR	5.618	7/20/2038	4,014,698
2,000,000	Oaktree CLO 2024-27 Ltd.(d)(e)	2024-27A	Class D2	7.869	10/22/2037	2,020,741
1,025,000	Obra CLO 1 Ltd.(d)(e)	2024-1A	Class D2	8.259	1/20/2038	1,017,150
11,000,000	Ocean Trails CLO XV Ltd.(d)(e)	2024-15A	Class CR	5.672	1/15/2039	10,999,872
2,000,000	Octagon 52 Ltd.(d)(e)	2021-1A	Class CR	5.921	7/23/2037	2,011,137
1,000,000	Octagon Investment Partners XVII Ltd.(d)(e)	2013-1A	Class CR2	5.630	1/25/2031	1,004,726
18,000,000	OFSI BSL CLO XIII Ltd.(d)(e)	2024-13A	Class C	6.368	4/20/2037	18,115,285
1,200,000	OFSI BSL IX Ltd.(d)(e)	2018-1A	Class C	5.934	7/15/2031	1,205,542
6,000,000	OFSI BSL XII Ltd.(d)(e)	2023-12A	Class D2R	7.668	1/20/2038	5,966,909
5,625,000	OFSI BSL XIV CLO Ltd.(d)(e)	2024-14A	Class D2	8.818	7/20/2037	5,680,668
2,000,000	OHA Credit Partners VII Ltd.(d)(e)	2012-7A	Class D2R4	7.389	2/20/2038	1,994,716
4,750,000	Palmer Square CLO 2021-1 Ltd.(d)(e)	2021-1A	Class C2R	7.218	4/20/2038	4,633,135
1,000,000	Park Blue CLO 2022-1 Ltd.(d)(e)	2022-1A	Class CR	5.768	10/20/2037	1,005,158
1,500,000	PPM CLO 3 Ltd.(d)(e)	2019-3A	Class DR	7.029	4/17/2034	1,453,148
2,500,000	Rad CLO 10 Ltd.(d)(e)	2021-10A	Class C	5.683	4/23/2034	2,506,768
5,000,000	Rad CLO 16 Ltd.(d)(e)	2022-16A	Class CR	6.122	7/15/2037	5,033,037
2,000,000	Rad CLO 25 Ltd.(d)(e)	2024-25A	Class C2	6.068	7/20/2037	2,013,258
4,000,000	Sculptor CLO XXVI Ltd.(d)(e)	26A	Class CR	5.868	1/20/2038	4,030,993
1,000,000	Signal Peak CLO 5 Ltd.(d)(e)	2018-5A	Class CR	6.368	4/25/2037	1,006,420
6,250,000	Steele Creek CLO 2016-1 Ltd.(d)(e)	2016-1A	Class DR	6.885	6/15/2031	6,259,078
6,500,000	Steele Creek CLO 2018-1 Ltd.(d)(e)	2018-1A	Class D	6.784	4/15/2031	6,516,251
5,000,000	Sycamore Tree CLO 2024-5 Ltd.(d)(e)	2024-5A	Class CR	5.568	10/20/2038	5,018,727
1,020,000	TCI-Symphony CLO 2017-1 Ltd.(d)(e)	2017-1A	Class CR	5.734	7/15/2030	1,024,622
5,000,000	TCW CLO 2019-2 Ltd.(d)(e)	2019-2A	Class CR2	5.568	1/20/2038	5,017,732
8,000,000	TCW CLO 2021-1 Ltd.(d)(e)	2021-1A	Class D2R1	7.668	1/20/2038	7,869,291
500,000	TICP CLO VII Ltd.(d)(e)	2017-7A	Class DR	7.134	4/15/2033	500,115
2,000,000	Trinitas CLO IX Ltd.(d)(e)	2018-9A	Class CRR	6.396	1/20/2032	2,009,714

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 68.31% (continued)
	Collateralized Loan Obligations - 52.99% (continued)
$2,500,000	Trinitas CLO XV Ltd.(d)(e)	2021-15A	Class CR	5.719	4/22/2034	$2,506,759
8,000,000	VCC CLO 1, LLC(d)(e)	2024-1A	Class C	6.318	10/20/2036	8,040,721
1,200,000	Vibrant CLO XR Ltd.(d)(e)	2018-10RA	Class B	6.518	4/20/2036	1,206,819
1,300,000	Voya 2012-4 Ltd.(d)(e)	2012-4A	Class BR3	5.884	10/15/2030	1,306,005
1,000,000	Voya CLO 2014-4 Ltd.(d)(e)	2014-4A	Class CR2	7.279	7/14/2031	1,003,792
1,590,000	Voya CLO 2024-1 Ltd.(d)(e)	2024-1A	Class C	6.072	4/15/2037	1,600,248
4,000,000	Warwick Capital CLO 2 Ltd.(d)(e)	2023-2A	Class B	6.372	1/15/2037	4,030,414
3,500,000	Warwick Capital CLO 2 Ltd.(d)(e)	2023-2A	Class C	7.122	1/15/2037	3,526,381
5,500,000	Warwick Capital CLO 3 Ltd.(d)(e)	2024-3A	Class C	6.418	4/20/2037	5,535,177
4,950,000	Wellfleet CLO 2022-1 Ltd.(d)(e)	2022-1A	Class D2R	8.272	7/15/2037	4,974,392
9,400,000	Wind River 2021-3 CLO Ltd.(d)(e)	2021-3A	Class D2R	7.618	4/20/2038	9,347,040
7,500,000	Wind River 2021-4 CLO Ltd.(d)(e)	2021-4A	Class D	7.129	1/20/2035	7,346,116
7,000,000	Wind River 2024-1 CLO Ltd.(d)(e)	2024-1A	Class C	6.468	4/20/2037	7,048,360
						657,360,972

	TOTAL ASSET-BACKED SECURITIES (Cost $844,562,290)					847,438,130

	CORPORATE BONDS - 7.58%
	Automotive Manufacturers - 0.39%
5,000,000	Rivian Automotive, Inc.			3.625	10/15/2030	4,787,500

	Diversified Financial Services - 0.40%
5,000,000	CIG DS1, LLC(d)			5.000	8/1/2026	5,000,000

	Oil & Gas - 5.38%
10,000,000	Petroleos Mexicanos - Mexico			6.700	2/16/2032	9,976,525
50,000,000	Petroleos Mexicanos - Mexico			7.690	1/23/2050	45,125,000
10,000,000	Petroleos Mexicanos - Mexico			10.000	2/7/2033	11,662,500
						66,764,025
	Software - 1.41%
20,000,000	Oracle Corp.			6.100	9/26/2065	17,463,850

	TOTAL CORPORATE BONDS (Cost $90,964,921)					94,015,375

	GOVERNMENT BONDS - 21.19%
115,000,000	United States Treasury Bill			0.000	3/5/2026	114,643,624
150,000,000	United States Treasury Bill			0.000	6/4/2026	148,197,959
						262,841,583

	TOTAL GOVERNMENT BONDS (Cost $262,798,788)					262,841,583

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Fair Value
	SHORT-TERM INVESTMENT - 4.71%
58,416,755	Fidelity Government Portfolio - Institutional Class, 3.61%(f)	$58,416,755

	TOTAL SHORT-TERM INVESTMENT (Cost $58,416,755)	58,416,755

	TOTAL INVESTMENTS (Cost $1,285,949,169) - 104.41%	$1,295,291,732

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.41%)	(54,752,384)

	NET ASSETS - 100%	$1,240,539,348

The following abbreviations are used in this portfolio:

CLO - Collateralized Loan Obligation

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited Company

(a)The Liquidity Administrator has determined that these securities are illiquid. As of January 31, 2026, these securities amounted to $2,666,742 or 0.21% of net assets.

(b)The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.

(c)Non-income producing security.

(d)Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the total market value of 144A securities is $852,768,412 or 68.74% of net assets.

(e)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)Rate disclosed is the seven day effective yield as of January 31, 2026.

(g)Security was purchased as a new issue prior to quarter-end; however, settlement occurred subsequent to the reporting date. Accordingly, the security is included in the schedule of investments as of quarter-end, but no yield or effective rate is presented as such information is not available until the initial settlement date.

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2026 (Unaudited)

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
Assets:
Investments in securities of unaffiliated issuers at cost:	$182,532,472	$1,257,153,823
Investments in securities of affiliated issuers at cost:	—	28,795,346
Investments in securities of unaffiliated issuers at value:	180,201,116	1,265,378,585
Investments in securities of affiliated issuers at value:	—	29,913,147
Receivables:
Interest	854,559	3,985,053
Dividends from affiliated issuer	—	232,490
Dividends from unaffiliated issuer	26,778	—
Fund shares sold	5,375,850	7,120,649
Investments sold	1,651,260	—
Prepaid expenses	99,922	185,775
Total assets	188,209,485	1,306,815,699

Liabilities:
Payables:
Investments purchased	4,841,372	47,447,622
Fund shares redeemed	216,245	12,062,588
Distributions	1,313,778	5,426,068
Due to Adviser	89,609	689,036
Accrued distribution (12b-1) fees	109,425	106,517
Due to administrator, fund accountant and transfer agent	16,889	107,742
Accrued trustee fees	3,091	2,795
Accrued expenses	111,655	433,983
Total liabilities	6,702,064	66,276,351
Commitments and contingencies(a)	—	—
Net Assets	$181,507,421	$1,240,539,348

Net Assets consist of:
Paid-in capital	$265,546,281	$1,289,467,666
Total accumulated deficit	(84,038,860)	(48,928,318)
Total Net Assets	$181,507,421	$1,240,539,348

Investor Class Shares:
Net assets	$32,124,906	65,348,963
Shares outstanding (unlimited number of shares authorized, no par value)	3,854,556	5,917,755
Net asset value, offering price and redemption price per share	$8.33	$11.04

Institutional Class Shares:
Net assets	$149,382,515	1,166,265,648
Shares outstanding (unlimited number of shares authorized, no par value)	18,072,890	105,339,238
Net asset value, offering price and redemption price per share	$8.27	$11.07

Class A Shares(b):
Net assets	$—	$8,924,737
Shares outstanding (unlimited number of shares authorized, no par value)	—	770,896
Net asset value and redemption price per share	$—	$11.58
Offering price per share (net asset value plus maximum sales charge of 4.00%)	$—	$12.06

(a)See Note 14 in the Notes to Financial Statements.

(b)Class A shares are normally subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within the first 18 months of purchase.

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2026 (Unaudited)

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund

Investment income:
Interest	$8,776,803	$40,395,512
Dividends	56,497	396,000
Dividends from affiliates	—	1,390,541
Total investment income	8,833,300	42,182,053

Expenses:
Investment advisory fees (a)	620,680	4,038,510
Distribution (12b-1) fees - Investor Class	84,618	145,166
Distribution (12b-1) fees - Class A	—	10,405
Accounting, administration and transfer agent fees and expenses (a)	163,959	764,847
Shareholder services fees	127,546	1,113,681
Miscellaneous expenses	106,679	19,721
Trustee fees and expenses	52,669	79,531
Insurance expenses	43,518	50,837
Printing expenses	37,848	40,234
Audit expenses	27,629	13,207
Registration expenses	24,670	56,551
Custodian expenses	8,036	107,493
Compliance fees (a)	7,140	582
Legal expenses	5,627	32,012
Pricing expenses	1,230	1,048
Total expenses	1,311,849	6,473,825
Expenses voluntarily waived by Adviser for affiliated holdings	(111,717)	—
Net expenses	1,200,132	6,473,825

Net Investment Income	7,633,168	35,708,228

Realized and unrealized gain (loss) on investment securities:
Net realized loss on investments	(276,189)	(5,642,135)
Net realized loss on investments from affiliates	—	(60,534)
Change in unrealized appreciation (depreciation) on investments	(1,271,140)	2,019,059
Change in unrealized appreciation on investments from affiliates	—	566,923
Net realized and unrealized loss on investments	(1,547,329)	(3,116,687)

Net Increase in Net Assets Resulting from Operations	$6,085,839	$32,591,541

(a)See Note 6 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

January 31, 2026 (Unaudited)

	Leader Capital Short Term High Yield Bond Fund
	For the Six Months Ended January 31, 2026	For the Year Ended July 31, 2025
	(Unaudited)
Increase in Net Assets due to:
Operations:
Net investment income	$7,633,168	$12,115,779
Net realized gain (loss) on investment securities	(276,189)	2,062,241
Change in unrealized depreciation on investment securities	(1,271,140)	(746,808)
Net increase in net assets resulting from operations	6,085,839	13,431,212

Distributions to shareholders from:
Distributable earnings - Investor Class	(1,481,285)	(3,472,783)
Distributable earnings - Institutional Class	(6,153,354)	(9,076,467)
Total Distributions	(7,634,639)	(12,549,250)

From Shares of Beneficial Interest
Proceeds from shares sold:
Investor Class	4,829,780 (1)	31,925,817	(2)
Institutional Class	52,989,226 (1)	113,865,890	(2)
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	1,074,371	2,668,681
Institutional Class	3,822,495	5,409,585
Payments from shares redeemed:
Investor Class	(10,052,675)	(31,234,936	)(3)
Institutional Class	(23,943,301)	(71,669,858	)(3)
Net increase in net assets from shares of beneficial interest	28,719,896	50,965,179

Total Increase in Net Assets	27,171,096	51,847,141

Net Assets:
Beginning of year/period	$154,336,325	102,489,184

End of year/period	$181,507,421	$154,336,325

(1)Inclusive of $725,896 and $3,300,921 for Investor Class and Institutional Class, respectively, returned to the Fund from amounts held in escrow (see Note 10).

(2)Net of $118,601 and $1,527,949 for Investor Class and Institutional Class, respectively, for the affect of the 2025 NAV error adjustment (see Note 10).

(3)Net of $99,834 and $872,428 for Investor Class and Institutional Class, respectively, for the affect of the 2025 NAV error adjustment (see Note 10).

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

January 31, 2026 (Unaudited)

	Leader Capital Short Term High Yield Bond Fund
	For the Six Months Ended January 31, 2026	For the Year Ended July 31, 2025
	(Unaudited)
Share Activity
Investor Class:
Shares sold	493,918	3,852,917
Shares reinvested	130,422	325,204
Shares redeemed	(1,219,079)	(3,804,846)
Net increase / (decrease) in shares of beneficial interest outstanding	(594,739)	373,275
Institutional Class:
Shares sold	6,053,082	13,900,720
Shares reinvested	468,196	659,512
Shares redeemed	(2,939,737)	(8,696,345)
Net increase in shares of beneficial interest outstanding	3,581,541	5,863,887

Shares Outstanding
Investor Class:
Beginning of year/period	4,449,295	4,076,020
End of year/period	3,854,556	4,449,295

Institutional Class:
Beginning of year/period	14,491,349	8,627,462
End of year/period	18,072,890	14,491,349

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

January 31, 2026 (Unaudited)

	Leader Capital High Quality Income Fund
	For the Six Months Ended January 31, 2026	For the Year Ended July 31, 2025
	(Unaudited)

Increase in Net Assets due to:
Operations:
Net investment income	$35,708,228	$63,676,338
Net realized gain (loss) on investment securities	(5,702,669)	2,632,105
Change in unrealized appreciation (depreciation) on investment securities	2,585,982	(5,714,010)
Net increase in net assets resulting from operations	32,591,541	60,594,433

Distributions to shareholders from:
Distributable earnings - Investor Class	(2,068,751)	(4,099,316)
Distributable earnings - Institutional Class	(33,419,648)	(59,189,427)
Distributable earnings - Class A	(219,450)	(404,087)
Total Distributions	(35,707,849)	(63,692,830)

From Shares of Beneficial Interest
Proceeds from shares sold:
Investor Class	16,343,326	41,654,323
Institutional Class	282,497,711	752,940,824
Class A	2,117,084	2,744,704
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	1,960,184	3,880,966
Institutional Class	29,443,170	51,296,081
Class A	218,702	400,342
Payments for shares redeemed:
Investor Class	(32,328,581)	(33,595,344)
Institutional Class	(282,937,892)	(436,895,343)
Class A	(1,273,088)	(968,475)
Net increase in net assets from shares of beneficial interest	16,040,616	381,458,078

Total Increase in Net Assets	12,924,308	378,359,681

Net Assets:
Beginning of year/period	$1,227,615,040	849,255,359

End of year/period	$1,240,539,348	$1,227,615,040

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

January 31, 2026 (Unaudited)

	Leader Capital High Quality Income Fund
	For the Six Months Ended January 31, 2026	For the Year Ended July 31, 2025
	(Unaudited)
Share Activity
Investor Class:
Shares sold	1,477,184	3,749,946
Shares reinvested	177,204	349,207
Shares redeemed	(2,920,416)	(3,023,660)
Net increase / (decrease) in shares of beneficial interest outstanding	(1,266,028)	1,075,493

Institutional Class:
Shares sold	25,453,312	67,582,940
Shares reinvested	2,655,215	4,604,356
Shares redeemed	(25,502,358)	(39,231,744)
Net increase in shares of beneficial interest outstanding	2,606,169	32,955,552

Class A:
Shares sold	182,431	231,198
Shares reinvested	18,870	34,407
Shares redeemed	(109,855)	(83,216)
Net increase in shares of beneficial interest outstanding	91,446	182,389

Shares Outstanding
Investor Class:
Beginning of year/period	7,183,783	6,108,290
End of year/period	5,917,755	7,183,783

Institutional Class:
Beginning of year/period	102,733,069	69,777,517
End of year/period	105,339,238	102,733,069

Class A:
Beginning of year/period	679,450	497,061
Beginning of year/period	770,896	679,450

See accompanying notes which are an integral part of these financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Investor Class
	For the Six Months Ended January 31, 2026		For the Years Ended				Period Ended July 31, 2023 (8)		For the Years Ended
			July 31, 2025		July 31, 2024				May 31, 2023	May 31, 2022		May 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.21		$8.08		$7.76		$7.33		$8.37	$9.10		$7.67

Investment Operations:
Net investment income (1)	0.37		0.75		0.92		0.12		0.34	0.44		0.17
Net realized and unrealized gain (loss) on investments	(0.02)		0.16		0.51		0.46		(0.89)	(0.83)		1.40
Total from investment operations	0.35		0.91		1.43		0.58		(0.55)	(0.39)		1.57

Less distributions from:
Net investment income	(0.42)		(0.78)		(0.92)		(0.15)		(0.42)	(0.34)		(0.14)
Return of capital	—		—		—		—		(0.07)	—		—
Total distributions	(0.42)		(0.78)		(0.92)		(0.15)		(0.49)	(0.34)		(0.14)

Impact of NAV error	0.19	(10)	0.00	(10)(11)	(0.19	)(10)	—		—	—		—

Net Asset Value, End of Year/Period	$8.33		$8.21	(9)	$8.08	(9)	$7.76		$7.33	$8.37		$9.10

Total Return (2)	6.02	%(7)	11.76	%(9)	15.98	%(9)	7.93	%(7)	(6.57)%	(4.49	)%(5)	20.62	%(5)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$32,125		$36,527	(9)	$32,926	(9)	$15,549		$14,702	$18,628		$21,616

Ratio of net expenses to average net assets:
Before waivers(3)	1.99	%(6)	1.58%		1.93%		3.10	%(6)	2.68%	2.78%		2.45%
After waivers(3)	1.85	%(6)	1.46%		1.93%		3.10	%(6)	2.68%	2.78%		2.45%

Ratio of net investment income to average net assets(3)(4)
Before waivers	8.68	%(6)	9.03%		11.40%		9.37	%(6)	4.42%	4.28%		1.96%
After waivers	8.82	%(6)	9.15%		11.40%		9.37	%(6)	4.42%	4.28%		1.96%

Portfolio turnover rate	46.33	%(7)	178.34%		225.68%		99.96	%(7)	505.72%	717.77%		1030.50%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of acquired fund fees and expenses of the underlying security holdings.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)Annualized.

(7)Not annualized.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 2.41% for the six months ended January 31, 2026, 0.00% for the year ended July 31, 2025 and 2.45% for the year ended July 31, 2024.

(10)Reimbursement from the Adviser due to NAV error (see Note 10).

(11)Amount was less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Institutional Class
	For the Six Months Ended January 31, 2026		For the Years Ended				Period Ended July 31, 2023(8)		For the Years Ended
			July 31, 2025		July 31, 2024				May 31, 2023	May 31, 2022		May 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.13		$8.06		$7.87		$7.43		$8.46	$9.19		$7.74

Investment Operations:
Net investment income(1)	0.38		0.80		0.96		0.13		0.37	0.49		0.21
Net realized and unrealized gain (loss) on investments	(0.00)		0.15		0.51		0.46		(0.89)	(0.84)		1.41
Total from investment operations	0.38		0.95		1.47		0.59		(0.52)	(0.35)		1.62

Less distributions from:
Net investment income	(0.45)		(0.84)		(0.97)		(0.15)		(0.44)	(0.38)		(0.17)
Return of capital	—		—		—		—		(0.07)	—		—
Total distributions	(0.45)		(0.84)		(0.97)		(0.15)		(0.51)	(0.38)		(0.17)

Impact of NAV error	0.21	(10)	(0.04	)(10)	(0.31	)(11)	—		—	—		—

Net Asset Value, End of Year/Period	$8.27		$8.13		$8.06	(9)	$7.87		$7.43	$8.46		$9.19

Total Return(2)	6.61	%(7)	11.62	%(9)	14.74	%(9)	7.94	%(7)	(6.15)%	(3.96	)%(5)	21.27%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$149,383		$117,809	(9)	$69,563	(9)	$13,215		$7,398	$11,223		$12,980

Ratio of net expenses to average net assets:
Before waivers(3)	1.48	%(6)	1.32%		1.43%		2.74	%(6)	2.21%	2.28%		1.95%
After waivers(3)	1.35	%(6)	1.20%		1.38%		2.74	%(6)	2.21%	2.28%		1.95%

Ratio of net investment income to average net assets(3)(4)
Before waivers	9.18	%(6)	9.65%		11.68%		9.78	%(6)	4.71%	4.79%		2.49%
After waivers	9.32	%(6)	9.77%		11.73%		9.78	%(6)	4.71%	4.79%		2.49%

Portfolio turnover rate	46.33	%(7)	178.34%		225.68%		99.96	%(7)	505.72%	717.77%		1030.50%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of acquired fund fees and expenses of the underlying security holdings.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)Annualized.

(7)Not annualized.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 2.71% for the six months ended January 31, 2026, 0.55% during the year ended July 31, 2025 and 2.45% during the year ended July 31, 2024.

(10)Reimbursement from the Adviser due to NAV error (see Note 10).

See accompanying notes which are an integral part of these financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Investor Class
	For the Six Months Ended January 31, 2026		For the Years Ended		Period Ended July 31, 2023(7)		For the Years Ended
			July 31, 2025	July 31, 2024			May 31, 2023	May 31, 2022	May 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.07		$11.09	$10.98	$10.93		$10.61	$10.57	$9.21

Investment Operations:
Net investment income(1)	0.30		0.62	0.70	0.11		0.18	0.26	0.10
Net realized and unrealized gain (loss) on investments	0.01		(0.01)	0.12	0.06		0.64	(0.01)	1.32
Total from investment operations	0.31		0.61	0.82	0.17		0.82	0.25	1.42

Less distributions from:
Net investment income	(0.34)		(0.63)	(0.71)	(0.12)		(0.50)	(0.21)	(0.06)
Total distributions	(0.34)		(0.63)	(0.71)	(0.12)		(0.50)	(0.21)	(0.06)

Impact of NAV error	—		0.00 (8)	—	—		—	—	—

Net Asset Value, End of Year/Period	$11.04		$11.07	$11.09	$10.98		$10.93	$10.61	$10.57

Total Return(2)	2.48	%(6)	5.63%	7.47%	1.56	%(6)	7.73%	2.39%	15.53%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$65,349		$79,531	$67,767	$32,484		$27,971	$11,073	$15,068

Ratio of net expenses to average net assets:
Including dividend and interest expense(3)	1.40	%(5)	1.40%	1.35%	1.32	%(5)	1.94%	2.33%	3.13%
Excluding dividend and interest expense(3)	1.40	%(5)	1.40%	1.35%	1.32	%(5)	1.94%	2.33%	3.13%

Ratio of net investment income to average net assets(3) (4)	5.40	%(5)	5.60%	6.35%	6.15	%(5)	10.21%	2.37%	1.16%

Portfolio turnover rate	67.57	%(6)	76.97%	112.95%	3.39	%(6)	89.42%	855.36%	1198.55%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of acquired fund fees and expenses of the underlying security holdings.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Annualized.

(6)Not annualized.

(7)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(8)Amount was less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Institutional Class
	For the Six Months Ended January 31, 2026		For the Years Ended		Period Ended July 31, 2023(8)		For the Years Ended
			July 31, 2025	July 31, 2024			May 31, 2023	May 31, 2022		May 31, 2021
Net Asset Value, Beginning of Year/Period	$11.10		$11.12	$11.01	$10.95		$10.61	$10.56		$9.17

Investment Operations:
Net investment income(1)	0.32		0.67	0.75	0.12		0.40	0.30		0.13
Net realized and unrealized gain (loss) on investments	0.02		(0.02)	0.11	0.07		0.46	(0.01)		1.35
Total from investment operations	0.34		0.65	0.86	0.19		0.86	0.29		1.48

Less distributions from:
Net investment income	(0.37)		(0.67)	(0.75)	(0.13)		(0.52)	(0.24)		(0.09)
Total distributions	(0.37)		(0.67)	(0.75)	(0.13)		(0.52)	(0.24)		(0.09)

Impact of NAV error	—		0.00 (9)	—	—		—	—		—

Net Asset Value, End of Year/Period	$11.07		$11.10	$11.12	$11.01		$10.95	$10.61		$10.56

Total Return(2)	2.67	%(7)	6.03%	7.81%	1.74	%(7)	8.11%	2.78	%(5)	16.22	%(5)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,166,266		$1,140,208	$775,718	$272,895		$207,525	$15,589		$20,784

Ratio of net expenses to average net assets:
Including dividend and interest expense(3)	1.02	%(6)	1.03%	0.97%	0.94	%(6)	2.70%	1.94%		2.72%
Excluding dividend and interest expense(3)	1.02	%(6)	1.03%	0.97%	0.94	%(6)	2.70%	1.94%		2.72%

Ratio of net investment income to average net assets(3)(4)	5.77	%(6)	6.03%	6.71%	6.51	%(6)	22.00%	2.82%		1.51%

Portfolio turnover rate	67.57	%(7)	76.97%	112.95%	3.39	%(7)	89.42%	855.36%		1198.55%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of acquired fund fees and expenses of the underlying security holdings.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)Annualized.

(7)Not annualized.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)Amount was less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Class A
	For the Six Months Ended January 31, 2026		For the Years Ended		Period Ended July 31, 2023(7)(8)
			July 31, 2025	July 31, 2024
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.59		$11.61	$11.06	$10.94

Investment Operations:
Net investment income(1)	0.32		0.68	0.71	0.04
Net realized and unrealized gain (loss) on investments	0.02		(0.03)	0.57	0.16
Total from investment operations	0.34		0.65	1.28	0.20

Less distributions from:
Net investment income	(0.35)		(0.67)	(0.73)	(0.08)
Total distributions	(0.35)		(0.67)	(0.73)	(0.08)

Impact of NAV error	—		0.00 (9)	—	—

Net Asset Value, End of Year/Period	$11.58		$11.59	$11.61	$11.06

Total Return (2)	2.60	%(6)	5.73%	11.57%	1.83	%(6)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$8,925		$7,875	$5,771	$259

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.27	%(5)	1.28%	1.22%	0.83	%(5)
Excluding dividend and interest expense (3)	1.27	%(5)	1.28%	1.22%	0.83	%(5)

Ratio of net investment income to average net assets(3)(4)	5.52	%(5)	5.81%	6.15%	3.09	%(5)

Portfolio turnover rate	67.57	%(6)	76.97%	112.95%	3.39	%(6)

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of acquired fund fees and expenses of the underlying security holdings.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Annualized.

(6)Not annualized.

(7)The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)Amount was less than $0.005 per share.

Leader Funds Trust

Notes to the Financial Statements

January 31, 2026 (Unaudited)

1.Organization

Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on February 1, 2019, is comprised of the Leader Capital Short Term High Yield Bond Fund (the “High Yield Fund”) and Leader Capital High Quality Income Fund (the “High Quality Fund”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of the High Yield Fund and the High Quality Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The High Yield Fund and High Quality Fund commenced operations on July 14, 2005 and July 30, 2010, respectively.

The High Yield Fund currently offers Investor Class and Institutional Class and the High Quality Fund currently offers Investor Class, Institutional Class and Class A shares. The Class C shares of each Fund and Class A shares of the High Yield Fund have not yet commenced operations. Investor, Institutional and Class C shares are offered at net asset value (“NAV”) for the Funds. Class A shares are offered at NAV plus a maximum sales charge of 4.00%. Each class represents an interest in the same assets of the Fund and each class is identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

a) Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b) Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

c) Investment Companies – The Funds may invest in exchange-traded funds (“ETFs”) as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

2.Significant Accounting Policies (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

January 31, 2026 (Unaudited)

d) Distributions to Shareholders – Dividends from net investment income are declared and paid monthly for the High Yield Fund and declared daily and paid monthly for the High Quality Fund. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

e) Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2022 – July 31, 2025, or expected to be taken in each Fund’s July 31, 2026 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f) Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g) Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

h) Payment from affiliate – As disclosed in the financial statements for the fiscal year ended July 31, 2024, Leader Capital Corp. (the “Adviser”) reimbursed $1,162,979 for losses resulting from a NAV error that occurred from February 22, 2022 through July 31, 2024. For the fiscal year ended July 31, 2025, the Adviser reimbursed the High Yield Fund an additional $972,265 for the same NAV error, as a result of the effect the error had on redemptions during the year through the date of correction. The reimbursement is reflected in the High Yield Fund’s financial statements and is included in capital transactions in the Statements of Changes in Net Assets. With the additional reimbursement made during the fiscal year ended July 31, 2025, the NAV error has been fully remediated and no further reimbursements are expected.

i) Segment Reporting – The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacts financial statement disclosures only and will not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CEO of the Adviser acts as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ respective comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Leader Funds Trust

Notes to the Financial Statements (Continued)

January 31, 2026 (Unaudited)

3.Securities Valuation and Fair Value Measurements

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

3.Securities Valuation and Fair Value Measurements (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

January 31, 2026 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Company’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock and preferred stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds and mutual funds – Money market funds and mutual funds are valued at their net asset value per share and are categorized as level 1.

Fixed income securities (asset-backed securities (“ABS”), collateralized loan obligations (“CLO”) and mortgage-backed securities (“MBS”) - Securities valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. The Adviser may use inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2026, for each Fund’s assets and liabilities measured at fair value:

High Yield Fund: Financial Instruments - Assets Classification	Level 1	Level 2	Level 3	Totals
Common Stock(1)	$1,486,717	$—	$—	$1,486,717
Preferred Stock(1)	1,241,843	—	—	1,241,843
Asset Backed Securities	—	153,125,279	—	153,125,279
Corporate Bonds(1)(2)	—	17,051,044	—	17,051,044
Non U.S. Government Bonds	—	504,062	—	504,062
Short-Term Investment	6,792,171	—	—	6,792,171
Total Assets	$9,520,731	$170,680,385	$—	$180,201,116

3.Securities Valuation and Fair Value Measurements (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

January 31, 2026 (Unaudited)

High Yield Fund: Financial Instruments - Assets Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock(1)	$—	$—	$2,666,742	$2,666,742
Mutual Fund(1)	29,913,147	—	—	29,913,147
Asset Backed Securities	—	847,438,130	—	847,438,130
Corporate Bonds(1)	—	94,015,375	—	94,015,375
U.S. Government Bonds	—	262,841,583	—	262,841,583
Short-Term Investment	58,416,755	—	—	58,416,755
Total Assets	$88,329.902	$1,204,295,088	$2,666,742	$1,295,291,732

(1)For a detailed break-out of common stock, preferred stock, closed-end funds and mutual funds by industry or asset class, please refer to the Schedule of Investments.

(2)Investments in VTB Bank PJSC Via VTB Eurasia DAC (“VTB Bank”) corporate bond in the High Yield Fund is being valued at zero by the Adviser using Level 3 inputs.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the six months ended January 31, 2026, the Funds had no Level 1 to Level 2 transfers or Level 2 to Level 3 transfers.

Significant unobservable inputs were used by the Funds for Level 3 Fair value measurements. The High Yield Fund holds a Corporate Bond (VTB Bank) valued at zero and is based on unobservable inputs. The High Quality Fund holds a Preferred Stock (Boxabl, Inc.), valued at $2,666,742 and is based on unobservable inputs.

The following tables are reconciliation of assets in which Level 3 inputs were used in determining value:

High Yield Fund	Balance as of July 31, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2026
VTB Bank PJSC Via V TB Eurasia DAC	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

High Quality Fund	Balance as of July 31, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2026
Boxabl, Inc.	$ —	$ —	$ 2,666,742	$ —	$ —	$ —	$ —	$ 2,666,742
TOTALS	—	—	2,666,742	—	—	—	—	2,666,742

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of January 31, 2026:

Quantitative information about Level 3 fair value measurements
Asset Description	Fair value at 07/31/2026	Valuation technique(s)	Significant unobservable input	Range	Weighted average
Non U.S. Government Bonds
VTB Bank PJSC Via VTB Eurasia DAC	$ —	Asset-Based Valuation	Estimated proceeds from sale(1)	N/A	N/A

(1) A significant increase in this input in isolation would result in a significantly higher fair value measurement.

3.Securities Valuation and Fair Value Measurements (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

January 31, 2026 (Unaudited)

Asset Description	Fair Value at 01/31/2026	Valuation Technique	Significant Unobservable Input(s)	Range	Weighted Average
Series A-1 Preferred Stock
Boxabl, Inc.	$ 2,666,742	Probability-Weighted Expected Return Method	Probability of Merger Completion	60%-70%	65%
			Expected Time to Merger (months)(1)	1-4 months	2
			Discount for Lack of Marketability	25%-35%	30%
			Recovery Value if Merger Fails	$0	$0

(1) A significant increase in this input in isolation would result in a lower fair value measurement.

The total change in unrealized appreciation attributable to Level 3 investments still held at January 31, 2026 is shown below.

Total Change in Unrealized Appreciation
High Yield Fund	$ —
Total	$ —

Total Change in Unrealized Appreciation
High Quality Fund	$ 2,666,742
Total	$ 2,666,742

4.Investment Transactions

For the six months ended January 31, 2026, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

			U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
High Yield Fund	$97,148,535	$73,267,040	$ —	$—
High Quality Fund	301,982,874	472,861,110	462,639,250	458,872,250

5.Aggregate Unrealized Appreciation and Depreciation – Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
High Yield Fund	$182,532,472	$2,651,933	$(4,983,289)	$(2,331,356)
High Quality Fund	1,286,128,128	11,703,977	(2,540,373)	9,163,604

6.Advisory Fees and Other Related Party Transactions

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for these services, the High Yield Fund pays the Adviser either 0.75% of its average daily net assets up to and including $1.25 billion; or, 0.70% of its average daily net assets over

Leader Funds Trust

Notes to the Financial Statements (Continued)

January 31, 2026 (Unaudited)

6.Advisory Fees and Other Related Party Transactions (Continued)

$1.25 billion; and the High Quality Fund pays the Adviser 0.65% of its average daily net assets at all asset levels. For the six months ended January 31, 2026, the High Yield Fund and High Quality Fund accrued $620,680 and $4,038,510 in management fees, respectively. The Adviser voluntarily waived $111,717 in affiliated fund fees associated with the High Quality Fund’s investment in the High Yield Fund.

Matrix 360 Distributors, LLC (the “Distributor”) acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares effective May 31, 2025. For the six months ended January 31, 2026, the Distributor received $9,370 underwriting commissions from the High Quality Fund. The Distributor did not receive any underwriting commissions from the High Yield Fund.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide daily operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ compliance; and (j) maintaining shareholder account records.

For the six months ended January 31, 2026, the Funds incurred servicing fees, including out of pocket expenses, pursuant to the ICSA, as follows:

Fund	Service Fees
High Yield Fund	$ 163,959
High Quality Fund	$ 764,847

7.Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and distribution fee is calculated by the High Yield Fund at an annual rate of 0.50%, 0.25% and 1.00% of its average daily net assets for Investor Class, Class A, and Class C shares, respectively and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise paid by the Adviser. The Plan provides that a monthly service and distribution fee is calculated by the High Quality Fund at an annual rate of 0.38%, 0.25% and 1.00% of its average daily net assets for Investor Class, Class A, and Class C shares, respectively. The Institutional Shares do not participate in a Plan. For the six months ended January 31, 2026, the High Yield and High Quality Funds’ Investor Class shares incurred $84,618 and $145,166, respectively in fees. For the six months ended January 31, 2026, the High Quality Fund’s Class A shares incurred $10,405 in fees.

8.Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the six months ended January 31, 2026, were as follows:

	Ordinary Income	Long-Term Capital Gains
High Yield Fund	$7,634,639	$ —
High Quality Fund	35,707,849	—

The tax character of distributions paid during the fiscal year ended July 31, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gains
High Yield Fund	$12,549,250	$ —
High Quality Fund	63,692,830	—

8.Distributions to Shareholders and Tax Components of Capital (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

January 31, 2026 (Unaudited)

The Funds’ distributable earnings are determined only at fiscal year end. As of July 31, 2025, the Funds’ most recent fiscal year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
High Yield Fund	$—	$—	$(81,429,848)	$—	$(1,060,216)	$(82,490,064)
High Quality Fund	138,612	(100,562)	(52,427,682)	—	6,577,622	(45,812,010)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for partnerships, trust preferred securities and perpetual bonds.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2025, the High Quality Fund elected to defer post-October capital losses of $100,562. The High Yield Fund did not defer any losses as of July 31, 2025.

During the fiscal year ended May 31, 2021, as a result of the acquisition of another fund, the High Quality Fund acquired $15,574,823 and $1,535,671 of short-term and long-term capital loss carryover, respectively, which is available to offset future capital gains. In addition, as a result of a change in control due to the merger, the Fund is subject to an annual limitation of $165,586 (prorated in the initial year) under tax rules. During the year ended July 31, 2025, the High Yield Fund utilized $750,239 of non-expiring short-term capital loss carryforwards and $1,297,921 of non-expiring long-term capital loss carryforwards. During the year ended July 31, 2025, the High Quality Fund did not utilize any capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of July 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

	Non-Expiring Short-Term	Non-Expiring Long-Term	Non-Expiring Limited	Total Non-Expiring
High Yield Fund	$29,740,047	$51,689,801	$—	$81,429,848
High Quality Fund	18,996,740	564,886	32,866,056	52,427,682

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the NAV of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. At July 31, 2025, the High Yield Fund reclassified $287,675 to paid-in capital. There were no reclassifications made by the High Quality Fund as of July 31, 2025.

9.Investments in Affiliated Companies

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Funds at January 31, 2026, are noted in the High Quality Fund’s Schedule of Investments. The High Yield Fund is a mutual fund which is considered affiliated because it is of common management of the Adviser. As of January 31, 2026, the High Yield Fund is the only affiliated fund of the High Quality Fund. The High Yield Fund was not invested in any affiliated funds at January 31, 2026.

Transactions with affiliated companies during the six months ended January 31, 2026 were as follows:

High Quality Fund:	Value as of July 31, 2025	Shares held as of July 31, 2025	Realized gain (loss)	Return of Capital	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of January 31, 2026	Shares held as of January 31, 2026	Income received
High Yield Fund	$29,406,758	3,617,067	$(60,534)	$—	$566,923	$—	$—	$29,913,147	3,617,067	$1,390,541
Total	$29,406,758	3,617,067	$(60,534)	$—	$566,923	$—	$—	$29,913,147	3,617,067	$1,390,541

Leader Funds Trust

Notes to the Financial Statements (Continued)

January 31, 2026 (Unaudited)

9.Investments in Affiliated Companies (Continued)

At January 31, 2026, there was $232,490 of dividends receivable in the High Quality Fund owed by the High Yield Fund.

At July 31, 2025, the High Quality Fund had a $841,369 balance due from affiliate from overpayment of shares in connection with the 2024 NAV error. The $841,369 was received by the High Quality Fund on December 8, 2025 (See Note 10).

10. Nav Error

VTB Bank PJSC (“VTB”), a Russian entity held in the High Yield Fund, has been affected by economic sanctions imposed by the United States and other countries since Russia’s military invasion of Ukraine in 2022. Based on these sanctions, on August 15, 2024, the Adviser marked the valuation of VTB to $0.00. Prior to this most recent write-down, the security had previously been written down to approximately 26% of its original value. As a result of the revised valuation the High Yield Fund’s NAV was impacted by $0.19 and $0.31 for the Investor and Institutional Classes, respectively, for the fiscal year ended July 31, 2024, and the Fund’s NAVs were impacted by less than one cent and $0.04 for the Investor Class and Institutional Class, respectively, for the fiscal year ended July 31, 2025. In connection with this valuation error, the Adviser reimbursed the High Yield Fund $1,162,979 during the fiscal year ended July 31, 2024, and an additional $972,265 during the fiscal year ended July 31, 2025. These reimbursements fully remediated the NAV error and ensured that all shareholders were made whole in accordance with the Trust’s NAV error policy. The NAV error has been closed and no further reimbursements are expected.

On July 31, 2025, $5,774,249 was placed into an escrow account for the benefit of the shareholders of the High Yield Fund. As of the six months ended January 31, 2026, all funds placed in escrow in connection with the NAV error have been disbursed, with $4,026,817 of the escrowed amount being returned to the High Yield Fund from shareholders that opted out of their distributions.

11.Underlying Investments in Other Investment Companies

Each Fund currently invests a portion of its assets in Fidelity Government Portfolio Institutional Class shares (“FRGXX”). The Funds may redeem its investment from FRGXX at any time if the Adviser determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of FRGXX. The financial statements of the FRGXX, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of the six months ended January 31, 2026, the percentage of the High Yield Fund and the High Quality Fund’s net assets invested in FGXXX was 3.74% and 4.71%, respectively.

12.Market Disruption and Geopolitical Events

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

13.Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Leader Funds Trust

Notes to the Financial Statements (Continued)

January 31, 2026 (Unaudited)

14.Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2026, National Financial Services, LLC held approximately 32% of the voting securities of the High Yield Fund and 30% of the voting securities of the High Quality Fund and may be deemed to control the Funds. As of January 31, 2026, LPL Financial held approximately 34% of the voting securities of the High Quality Fund and may be deemed to control the High Quality Fund.

15.Subsequent Events

On February 27, 2026, the High Yield Fund declared a dividend of $1,351,297 which was paid on February 27, 2026.

On February 27, 2026, the High Quality Fund declared a dividend of $5,146,303 which was paid on February 27, 2026.

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any other subsequent events that necessitated disclosures and/or adjustment.

Leader Funds Trust

Other Information

January 31, 2026 (Unaudited)

The Trust, on behalf of the Funds, files a complete statement of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Forms N-PORT by visiting the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-711-9164; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-800-711-9164; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The High Yield Fund paid $7,634,639 of ordinary income distributions during the six months ended January 31, 2026. The High Quality Fund paid $35,707,849 of ordinary income distributions during the six months ended January 31, 2026.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2027 to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their own tax advisors.

LEADER FUNDS TRUST

315 W. Mill Plain Blvd.
Suite 204
Vancouver, WA 98660

INVESTMENT ADVISER

Leader Capital Corp.
315 W. Mill Plain Blvd.
Suite 204
Vancouver, WA 98660

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC
4300 Shawnee Mission Pkwy
Suite 100
Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC
4300 Shawnee Mission Pkwy
Suite 100
Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street
Suite 2900
Philadelphia, PA 19102-2529

LEGAL COUNSEL

K&L Gates, LLP
1601 K Street NW
Washington, DC 20006

CUSTODIAN BANK

U.S. Bank, N.A
425 Walnut Street
Cincinnati, OH 45202

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with Accountants on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the six months ended January 31, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statements of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

N/A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Funds are open-ended management investment companies.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Funds are open-ended management investment companies.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Funds are open-ended management investment companies.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Funds are open-ended management investment companies.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time.

ITEM 19.	EXHIBITS

(a)(1)	Not Applicable.

(a)(2)	Not Applicable.

(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Leader Funds Trust

By: John Lekas	/s/ John Lekas
Principal Executive Officer,
Date: April 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: John Lekas	/s/ John Lekas
Principal Executive Officer
Date: April 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: April 08, 2026